Income Tax (Net Deferred Income Tax Assets and Liabilities) (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred income tax assets:
Policyholder liabilities and receivables	$ 1,282	$ 883
Net operating loss carryforwards	22	32
Employee benefits	0	3
Tax credit carryforwards	125	92
Other	7	35
Total gross deferred income tax assets	1,436	1,045
Less: Valuation allowance	0	25
Total net deferred income tax assets	1,436	1,020
Deferred income tax liabilities:
Investments, including derivatives	651	258
Net unrealized investment gains	575	1,336
DAC and VOBA	1,543	1,281
Other	52	15
Total deferred income tax liabilities	2,821	2,890
Deferred tax assets and liabilities [Abstract]
Net deferred income tax asset (liability)	$ (1,385)	$ (1,870)